Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GENTIUM S.P.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,038,483
Amendment Flag	false
Entity Central Index Key	0001314755
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	€ 12,485	€ 9,990
Accounts receivable, net of allowance of €27 and nil as of December 31, 2011 and 2012	4,870	5,128
Accounts receivable from related parties, net of allowance of €850 and €765 as of December 31, 2011 and 2012	216	286
Inventories, net of allowance of €789 and €332 as of December 31, 2011 and 2012	1,990	2,946
Prepaid expenses and other current assets	1,428	488
Total Current Assets	20,989	18,838
Property, manufacturing facility and equipment, net	7,449	8,508
Intangible and other non-current assets	200	66
Total Assets	28,638	27,412
Current Liabilities
Accounts payable	4,453	5,089
Accounts payable to related parties	5	290
Accrued expenses and other current liabilities	1,728	1,131
Income tax payables	11	579
Deferred Revenues	163	494
Current portion of capital lease obligations		21
Current maturities of long-term debt	409	504
Total Current Liabilities	6,769	8,108
Long-term debt, net of current maturities	1,135	1,545
Termination indemnities	384	376
Total Liabilities	8,288	10,029
Share capital (no par value; 19,656,317 shares authorized as of December 31, 2011 and 2012; 14,969,150 and 15,038,483 shares issued and outstanding at December 31, 2011 and 2012	112,421	110,228
Accumulated deficit	(92,071)	(92,845)
Total Shareholders’ Equity	20,350	17,383
Total Liabilities and Shareholders’ Equity	€ 28,638	€ 27,412

Consolidated Balance Sheets (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance of accounts receivables (in Euro)	€ 0	€ 27
Allowance of accounts receivable from related parties (in Euro)	765	850
Allowance of inventories (in Euro)	€ 332	€ 789
Shares authorized	19,656,317	19,656,317
Shares issued	15,038,483	14,969,150
Shares outstanding	15,038,483	14,969,150

Consolidated Statements of Income (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Total Revenues	€ 29,039	€ 23,883	€ 24,551
Operating costs and expenses:
Cost of goods sold	5,778	6,035	5,786
Research and development	10,531	5,533	6,104
General and administrative	6,271	5,490	5,835
Sales and Marketing	4,558	2,237
Charges from related parties	186	222	346
Restructuring charges			1,101
Depreciation and amortization	1,003	870	908
	28,327	20,387	20,080
Operating income	712	3,496	4,471
Foreign currency exchange gain/(loss), net	(67)	46	90
Interest income/(expense), net	155	(21)	(87)
Pre-tax income	800	3,521	4,474
Total income tax expense	(26)	(811)	(397)
Net income	774	2,710	4,077
Basic (in Euro per share)	€ 0.05	€ 0.18	€ 0.27
Diluted (in Euro per share)	€ 0.05	€ 0.18	€ 0.27
Basic (in Shares)	15,014,411	14,964,021	14,956,317
Diluted (in Shares)	15,639,890	15,340,859	14,956,317
API [Member]
Revenues:
Product sales	4,856	4,848	6,533
NPP [Member]
Revenues:
Product sales	22,774	16,886	13,182
Total [Member]
Revenues:
Product sales	27,630	21,734	19,715
Other revenues	152	123	289
Other revenues from related party	€ 1,257	€ 2,026	€ 4,547

Consolidated Statements of Shareholders' Equity (EUR €) In Thousands	Common Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	€ 106,962	€ (99,632)	€ 7,330
Balance (in Shares) at Dec. 31, 2009	14,956
Stock-based compensation	1,523		1,523
Net income (loss)		4,077	4,077
Balance at Dec. 31, 2010	108,485	(95,555)	12,930
Balance (in Shares) at Dec. 31, 2010	14,956
Stock-based compensation	1,666		1,666
Issuance of common stock upon exercise of stock options	77		77
Issuance of common stock upon exercise of stock options (in Shares)	13
Net income (loss)		2,710	2,710
Balance at Dec. 31, 2011	110,228	(92,845)	17,383
Balance (in Shares) at Dec. 31, 2011	14,969
Stock-based compensation	1,916		1,916
Issuance of common stock upon exercise of stock options	277		277
Issuance of common stock upon exercise of stock options (in Shares)	69
Net income (loss)		774	774
Balance at Dec. 31, 2012	€ 112,421	€ (92,071)	€ 20,350
Balance (in Shares) at Dec. 31, 2012	15,038

Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	€ 774	€ 2,710	€ 4,077
Adjustments to reconcile net income to net cash provided by operating activities:
Write-down of inventory	173	337	375
Unrealized foreign exchange gain/(loss)	36	(48)	8
Release of inventory reserve	(630)
Depreciation and amortization	1,456	1,320	1,323
Stock based compensation	1,916	1,666	1,523
(Gain)/loss on fixed asset disposal		(14)	24
Allowance for doubtful accounts			27
Release of allowance for doubtful accounts	(27)		(251)
Provision for income taxes	117	580	397
Release of income tax provision	(91)
Changes in operating assets and liabilities:
Accounts receivable	976	(1,281)	(499)
Inventories	1,413	(919)	(1,188)
Prepaid expenses and other current and non-current assets	(358)	42	890
Accounts payable, other accrued expenses and income tax payables	(2,010)	(648)	(82)
Termination indemnities	8	(134)	(91)
Deferred Revenues	(331)	(1,210)	1,704
Net cash provided by operating activities	3,422	2,401	8,237
Cash Flows From Investing Activities:
Capital and intagible asset expenditures	(611)	(718)	(205)
Proceeds from sale of property		62
Sales of marketable securities		263
Net cash used in investing activities	(611)	(393)	(205)
Cash Flows From Financing Activities:
Proceeds from stock option exercises, net	277	77
Repayments of long-term debt	(505)	(808)	(649)
Principal payment of capital lease obligation	(21)	(70)	(67)
Net cash used in financing activities	(249)	(801)	(716)
Increase in cash and cash equivalents	2,562	1,207	7,316
Effect of exchange rate on cash and cash equivalents	(67)	41	34
Cash and cash equivalents, beginning of period	9,990	8,742	1,392
Cash and cash equivalents, end of period	12,485	9,990	8,742
Cash paid for interest	44	66	78
Cash paid for income taxes	1,011	375
Offset non-cash assets and liabilities	€ 621		€ 332

Note 1 - Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
1.	BUSINESS AND BASIS OF PRESENTATION

Basis of Presentation:   Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single- and double-stranded DNA extracted from pig intestines.  Our development of defibrotide has been focused on the treatment and prevention of a disease called hepatic veno-occlusive disease, or VOD, a condition that occurs when veins in the liver are blocked as a result of cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation.  Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide  for the treatment and prevention of VOD has been given “orphan” status by the U.S. Food and Drug Administration, or FDA, and the European Medicines Agency, or EMA, which means that we will have limited market exclusivity upon regulatory approval.  Defibrotide for the treatment and prevention of VOD has also been granted “orphan” status by the Korean Food and Drug Administration, or KFDA.  In addition, defibrotide has been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation.  To the best of our knowledge, there are no FDA or EMA approved treatments for this life-threatening disease.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD with multiple organ failure in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD.  We also have an ongoing study for the treatment of VOD through our Investigational New Drug, or IND, protocol.  While we have not yet obtained regulatory approval to market defibrotide, we are permitted to distribute defibrotide on a pre-approval basis througout the U.S. pursuant to our IND protocol, which we refer to as our cost recovery program, and throughout the rest of the world on a named patient basis, which we refer to as our named-patient program, or NPP. We expect to collect additional usage tolerability and safety data from patients of our cost recovery and named-patient programs to support our regulatory filings.

On May 10, 2011, we announced the filing of our MAA under a centralized procedure with the EMA for defibrotide for the treatment and prevention of VOD in adults and children.  On March 21, 2013, the EMA announced its decision to deny the approval of our MAA.  We plan to appeal this decision and explore all possible options, including conducting additional clinical studies, with respect to obtaining regulatory approval from the EMA for defibrotide.

On July 6, 2011, we announced the filing of our NDA with the FDA for defibrotide for the treatment of VOD in adults and children undergoing hematopoietic stem cell transplantation.  On August 17, 2011, we announced our voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets. We have been working with contract research organizations, or CROs, and consultants to address the issues raised by the FDA and plan to resubmit our NDA in 2013.

We have entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A.) to commercialize defibrotide for the treatment and prevention of VOD in the Americas upon FDA approval, if any.  Pursuant to the terms of this license agreement, between 2001 and 2010, we received US$ 11.35 million in milestone payments.  We are entitled to an additional payment of US$ 6 million following regulatory approval from the FDA to market defibrotide in the U.S., and a further US$ 2 million payment following the transfer of the approved NDA to Sigma-Tau.  In addition, in connection with such agreement, Sigma-Tau has agreed to reimburse us with certain costs associated with the development of defibrotide. We continue to work with Sigma-Tau on our U.S. regulatory strategy.

In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as headquarters for our commercial operations.  We have entered into license and/or supply and distribution agreements with specialized regional partners to distribute debibrotide, including on a named-patient basis, in the following territories: the Asian Pacific, the Middle East and North Africa, Europe, the Nordics and Baltics, Turkey, Israel and the Palestinian Authority.  Certain of these regional partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any. We plan to distribute defibrotide in major European countries upon regulatory approval, if any, on our own.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase, sodium heparin and sulglicotide.  These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form at Patheon’s manufacturing facility.  We believe that we are the sole worldwide producer of defibrotide.  Our operating assets are located in Italy.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements are denominated in the currency of the European Monetary Union (the Euro or €).  Unless otherwise indicated, all amounts are reported in thousands of Euro or US$, except share and per share data.

The accompanying consolidated financial statements have been prepared on the assumption that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the date of the balance sheet. Through December 31, 2012, the Company had accumulated losses of approximately €92.07 million. We have been cash flow positive since 2010, primarily due to an upfront payment from Sigma-Tau Pharmaceuticals, Inc. in connection with the expansion of the license for defibrotide in the Americas, and revenue and cash-flow generated from the cost recovery and named-patient programs.  However, if we are unable to obtain regulatory approval to commercialize defibrotide, unable to generate sufficient revenue and cash-flow through our cost recovery and named-patient programs, or if we increase expenditures above our current expectations, we may need to obtain additional capital through equity or debt financing, loans and collaborative agreements with corporate partners, and which may not be available to us on favorable terms, if at all.

Management performed an evaluation of the Company’s activities through the date of filing of this annual report on Form 20-F, and has concluded that there are no subsequent events requiring disclosure through that date.

Certain reclassifications of prior year amounts have been made to conform to the current year presentation in Note 12 related to the prior year presentation of certain income tax information included in the Company's reconciliation of income tax.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation:  Our consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates:    The preparation of our consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Segment Information:  The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates.  The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents:    Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.

Concentration of Credit Risk and Other Risks and Uncertainties:     Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary banking institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured. As of December 31, 2012, our top two customers accounted for approximately 53% and 11% of our accounts receivable, respectively. As of December 31, 2011, our top two customers accounted for approximately 49% and 18% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the year ended December 31, 2012, our top three customers accounted for 47%, 11% and 10% of our product sales, respectively. For the year ended December 31, 2011, our top three customers accounted for 56%, 14% and 12% of our product sales, respectively. For the year ended December 31, 2010, three customers accounted for 55%, 23% and 12% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to, its ability to successfully obtain regulatory approval for defibrotide, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements,  its ability to obtain financing, if necessary, and potential changes in the health care industry.

Accounts Receivable:  Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies.  Account receivables are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts. Estimates for distributors’ fees are based on contractual terms. Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances. Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and cost recovery programs.  Inventories are stated at the lower of cost or market, with cost being determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses.  Since signing the agreements associated with the named-patient and cost recovery programs, we have capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory which costs had previously been expensed as research and development expenses. Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecast product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expenses in the period incurred and we will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration.  Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Manufacturing Facility and Equipment:    Property and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made.  Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful lives of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land (Not depreciated)
Buildings (years)			20
Plant and Machinery (years)	10	to	15
Industrial Equipments (years)			10
Furniture and Fixtures (years)	5	to	10
Leasehold Improvements (Lesser of the useful life or the term of the respective lease)
Internally Developed Software (years)			15

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statements of income.

Computer Software:  We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and are amortized over the estimated useful life of the software.

Intangibles:  Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment of Long-lived Assets, including Intangibles:  The Company’s long-lived assets consist primarily of property and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition:   We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

•
Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are accrued at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. When billed directly to the Company, distributor fees are recorded as accounts payable or accrued expenses on our balance sheets.

•
Cash discounts: We may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified under accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

•	Product returns: We do not provide our customers with a general right of product return, although we do permit returns if the product is damaged or defective when received by the customer.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenues from collaborative arrangements generally include manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development:  Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses.

Income Taxes:    The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the realizability of our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized.  We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions:    The functional currency of the Company’s foreign subsidiary is the euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of income.

Share-Based Compensation:     The Company has always recognized stock-based compensation at fair value. Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

The fair value of the stock options is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments. Marketable securities are carried at market price.

Earnings per Share: Basic net earnings per share is based upon the weighted average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options and warrants. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options and warrants is not assumed if the result is anti-dilutive, such as when a loss is reported.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies, which are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of its financial position as well as instruments and transactions executed under a master netting or similar arrangement.  The standard was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retroactively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on our financial position or results of operations.

In July 2012, an Accounting Standards Update was issued allowing companies to assess qualitative factors to determine the likelihood of indefinite-lived intangible asset impairment and whether it is necessary to perform the quantitative impairment test currently required. This guidance is effective with respect to annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We believe the adoption of this standard will not have a material impact on our consolidated financial statements.

Note 3 - Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTIES

Historically, the Company had significant relationships with two privately owned Italian companies: F3F S.p.A. (formerly known as FinSirton S.p.A.) and its wholly owned subsidiary, Sirton Pharmaceuticals S.p.A. (now Vifarma S.p.A.).  F3F S.p.A., the parent company of several businesses, remains one of the Company’s largest shareholders (with approximately 17% ownership at December 31, 2012) and was originally the Company’s sole shareholder. The Company’s former Chief Executive Officer and Chairperson, Dr. Laura Ferro may be deemed to control F3F S.p.A..  In addition, Dr. Ferro previously served as a member of Sirton’s (now Vifarma’s) Board of Directors.

Sirton (now Vifarma S.p.A.) was put into liquidation and, on June 28, 2010, Sirton was admitted by the Court of Como to a composition with creditors’ proceedings ("concordato preventivo").  The composition with creditors was approved on February 3, 2011. At that time, Sirton’s assets were acquired by a third party, as approved by the Court of Como. A liquidator has been appointed to manage the liquidation process and the distribution of proceeds received from the sale of Sirton’s assets to Sirton’s creditors. Although the distribution allocation has not yet been finalized, we understand that the liquidator may propose to satisfy the amounts due to secured creditors in full, with a payout distribution of 18.26% to all unsecured creditors. Our net exposure to Sirton at the date of the admission to the composition with creditors was €850. If the preliminary indication from the liquidator is confirmed we may collect 18.26% or €155 of the receivables outstanding on the date of the admission to the composition with creditors. In 2012, we received a partial payment of €85. In the prior year, due to the uncertainty of the final distribution to creditors from the sales of Sirton’s assets, we established an allowance for doubtful accounts of €850, which represents our exposure against Sirton. In 2012, in connection with the partial payment received, we released €85 of the allowance. As of December 31, 2012, we still maintain an allowance of €765 which represents our exposure against Sirton (now Vifarma S.p.A.).

The Company had a lease agreement with Sirton (now Vifarma S.p.A.) that expired on December 31, 2010, but was renewed for an additional six-year term.  In connection with Sirton’s (now Vifarma S.p.A.) liquidation proceeding, the lease agreement with Sirton (now Vifarma S.p.A.), along with the premises to which such lease pertains, were transferred to an unrelated third party that has also acquired the rights to Sirton’s name and assets.

On January 1, 2012, we entered into a new commercial lease with F3F S.p.A..  The area leased is approximately 4,800 square meters in size and is used for offices, manufacturing, laboratories and storage facilities. The lease provides for an annual fee of €185 for the initial six-year term, which may be adjusted annually based on the cost of living index, and, in the event we exercise our six-year renewal option, €215 on an annual basis, subject to cost of living adjustments.

Expenses under these operating leases for the years ended December 31, 2010, 2011 and 2012 amounted to €192, €212 and €195, respectively.  See Note 17 for the commitments under these leases.

For the years ended December 31, 2010, 2011 and 2012, the Company had the following transactions with F3F S.p.A. and Sirton (now Vifarma S.p.A.):

	For the Year Ended December 31,
	2010	2011	2012
Expenses
Cost of goods sold	164	-	-
Charges from related parties	346	222	186
Total	510	222	186

As of December 31, 2011 and 2012, the Company had balances with F3F S.p.A. and Sirton (now Vifarma S.p.A.) as listed below.  In 2011 and 2012, transactions with the new Sirton Pharmaceuticals S.p.A were not classified as transactions with a related party since the new Sirton Pharmaceuticals S.p.A. is no longer a related party of the Company given the change of ownership.

The Company is a party to a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc., pursuant to which we have granted Sigma-Tau Pharmaceuticlas, Inc. a license to market defibrotide to treat and prevent VOD in the Americas and Sigma-Tau Pharmaceuticals, Inc. has agreed to purchase defibrotide from us for this use.  Sigma-Tau Pharmaceuticals, Inc. is an affiliate of Sigma-Tau Finanziaria S.p.A..  Dr. Marco Brughera, who holds various senior-level positions within the Sigma-Tau Group, serves as a member of our Board of Directors.  See Note 4 for further discussion of our relationship with Sigma-Tau.

Under the license and supply agreement, Sigma-Tau Pharmaceuticals, Inc. has agreed to reimburse us for fifty percent of certain costs incurred incurred relating to our Phase III clinical trial of defibrotide to treat severe VOD.  This agreement was amended effective January 7, 2010.  While Sigma-Tau will continue to share development costs for studies currently required for the filing of an NDA for defibrotide, the Company agreed to engage in good faith negotiations with Sigma-Tau regarding the funding of certain additional costs that may be required to obtain regulatory approval in the U.S., and further agreed that $1.0 million in costs reimbursed by Sigma-Tau will be deductible from royalty payments owed to the Company in the future under the license and supply agreement.  In 2012, Sigma-Tau agreed to reimburse the Company approximately $2.9 million over the next two years. The balance of any reimbursements owed to us by Sigma-Tau Pharmaceuticals, Inc. was classified as accounts receivable from related parties and other revenues from related parties in the accompanying consolidated financial statements.

	As of December 31,
	2011	2012
Accounts Receivable – Sirton (now Vifarma S.p.A.)	€850	€765
Accounts Receivable – F3F S.p.A. (formerly FinSirton S.p.A.)	256	-
Accounts Receivable – Sigma Tau	30	217
Allowance of doubtful accounts	(850)	(765)
Accounts Receivable, net	286	217

Accounts Payable Sirton (now Vifarma S.p.A.)	5	5
Accounts Payable F3F S.p.A. (formerly FinSirton S.p.A.)	285	-
	290	5

The accounting policies applied in transactions with our affiliates are consistent with those policies applied in transactions with independent third parties and all related party agreements are negotiated on an arm’s length basis.

Note 4 - Collaborative Arrangements	12 Months Ended
Dec. 31, 2012
Collaborative Arrangement Disclosure [Text Block]
4.	COLLABORATIVE ARRANGEMENTS

In December 2001, the Company entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc. (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A., hereinafter referred to as “Sigma-Tau”). Under the agreement, Sigma-Tau obtained exclusive rights to distribute, market and sell defibrotide to treat VOD in the United States. This license expires 8 years after Company’s launch of the product.  In 2005, the Company expanded Sigma-Tau’s current license territory to the Americas.  In January 2010, the Company amended its existing license and supply agreement to encompass a license to Sigma-Tau for the intravenous formulation of defibrotide for the prevention of VOD in the Americas and to transfer the NDA post-approval in the United States. Pursuant to the terms of this license agreement, between 2001 and 2010 the Company received payments in the amount of $11.35 million and will receive an additional payment of $6.0 million following approval from the FDA to market defibrotide in the U.S. and a further $2.0 million following the transfer of the approved NDA to Sigma-Tau.

The agreement also envisages that the Company will produce and supply defibrotide to Sigma-Tau for marketing and distribution in the United States if and when the drug is approved by the FDA. Gentium will receive a 7% royalty on net sales and a supply margin equal to the greater of 31% of net sales of defibrotide or €.050 per unit in the Americas. Gentium has agreed to repay Sigma-Tau up to $1.0 million of the reimbursements received from Sigma-Tau, which repayment shall be offset by any future royalty payments due to Gentium by Sigma-Tau.

If the Company unilaterally discontinues the development of defibrotide to treat VOD (after written notice to Sigma-Tau) and, within 36 months of the discontinuation, resumes the development of defibrotide, substantially availing itself of the stages previously completed, either independently or with a third party, then it will be required to promptly reimburse Sigma-Tau for the amounts received. The Company has no intention of discontinuing the development of the product.

If, during the drug development stage the Company realizes that the activities required to bring the product to completion will necessitate a material increase in expenditures, the parties will discuss the increased costs and possible revisions to the terms of the agreement; if the parties are unable to mutually agree on such revisions, either party can terminate the agreement. If the Company or Sigma-Tau terminates the agreement for that reason and the Company resumes development within 36 months of the termination, substantially availing itself of the stages previously completed, either independently or with a third party, the Company will be required to promptly reimburse Sigma-Tau for the amounts received.

On October 12, 2007, the Company entered into a letter agreement with Sigma-Tau Pharmaceuticals, Inc., to address the need for additional funding in accordance with the original license and supply agreement. Pursuant to this Agreement, Sigma-Tau agreed to reimburse 50% of certain costs incurred by the Company relating to its ongoing Phase III clinical trial of defibrotide to treat severe VOD.  This agreement was amended effective January 7, 2010.  While Sigma-Tau will continue to share development costs for studies currently required for the filing of an NDA for defibrotide, the Company agreed to engage in good faith negotiations with Sigma-Tau regarding the funding of certain additional costs that may be required to obtain regulatory approval in the U.S., and further agreed that $1.0 million in costs reimbursed by Sigma-Tau will be deductible from royalty payments owed to the Company in the future under the license and supply agreement.  In 2012, Sigma-Tau agreed to reimburse the Company approximately $2.9 million over the next two years.  We recognize the reimbursement of research and development expenses as revenue when we incur the costs subject to reimbursement. For the years ended December 31, 2010, 2011 and 2012, the Company recorded such contributions in the amounts of €1.14 million, €0.32 million and €1.26 million from Sigma-Tau which have been recognized as other revenue.

The following table outlines the nature and amount of other revenue recognized under the cost sharing agreement in the accompanying consolidated financial statements:

	For the Year Ended December 31,
	2010	2011	2012
Research and development cost reimbursement	€1,138	€323	€1,257
Upfront payments recognized ratably	3,409	1,703	€-
	€4,547	€2,026	€1,257

Note 5 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
5.	INVENTORIES

The Company’s inventories consist of:

	As of December 31,
	2011	2012
Raw materials	€271	€332
Semi-finished goods	979	236
Finished goods	1,696	1,422
Total	€2,946	€1,990

From September through December of 2012, we interrupted our manufacturing activities due to an excess of inventory and a decreased demand for our APIs.  At December 31, 2011 and 2012, the reserves for obsolescence were €789 and €332 respectively. The decrease from 2011 is mainly due to the utilization of the reserve for €630 in connection with the distruction of inventories that was written off in the prior year along with the establishment of a reserve of €173 for APIs which did not pass our quality standards.

Prior to signing the named-patient and cost recovery program agreements, all costs associated with the production of defibrotide were expensed as research and development expenses. As of December 31, 2011 and December, 31 2012, inventory included €676 and €738 for defibrotide commercial batches classified as finished goods, which are expected to be sold through the named-patient and cost recovery programs.

Note 6 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

  The Company’s prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2011	2012
VAT receivables	€111	€174
Tax receivables	23	645
Other prepaid expenses and current assets	354	609
Total prepaid expenses and current assets	€488	€1,428

Value added tax (VAT) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts may be offset against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT.  The increase in VAT receivables is due to the following: i) utilization of €100 to offset the payment of an equivalent amount of social charges and withholding taxes, ii) proceeds of €11 regarding VAT receivables, iii) a VAT credit of €174 which will be utilized in 2013 to offset an equivalent amount of social security charges and withholding tax.

Tax receivables relate to tax advance payments or withholding tax. We recorded tax receivables of €645 and €23 for the years ended December 31, 2012 and 2011, respectively. The increase is mainly attributable to an advance payment of €637 on the 2012 tax provision which was determined based on income tax paid in the prior year. As of December 31, 2012, the Company owes a lower amount in taxes than the advance payment of €637 and expects to receive a tax credit of €530 from the Italian Tax Authorities.  Such credit will be recovered in 2013.  Also contributing to the variance was the utilization of €23 to offset the payment of an equivalent amount of Italian corporate tax, a tax credit increase of €68 due to the enactment of a new tax reform, and an increase of €47 on withholding interest which could be utilized to offset future taxable income.

Other prepaid expenses and current assets refer mainly to advances to vendors, prepaid premiums to insurance companies and, advance payments for conferences to be held in 2013.

Note 7 - Property, Manufacturing Facility and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, manufacturing facility and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	As of December 31,
	2011			2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	€2,686	1,559	1,127
Plant and machinery	15,464	10,392	5,072	15,553	11,352	4,201
Industrial equipment	1,739	1,134	605	1,765	1,248	517
Furniture and fixtures	830	513	317	883	571	312
Leasehold improvements	1,126	379	747	1,310	553	757
Internally Developed Software	708	249	459	750	300	450
Construction in progress	145	0	145	85	0	85
	€22,655	14,147	8,508	€23,032	15,583	7,449

As of December 31, 2010, 2011 and 2012, property, manufacturing facility and equipment included €460 attributed to lab instruments acquired under capital lease arrangements. The related accumulated depreciation at December 31, 2010, 2011 and 2012 was €184, €230 and €276 respectively.

Note 8 - Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
8.	FAIR VALUE MEASUREMENT

The table below presents information on assets measured at fair value on a recurring basis at December 31, 2012 and 2011, and includes the valuation techniques the Company utilizes to determine such fair value.

Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and cash equivalents. Fair values determined on the basis of Level 2 inputs utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active. Fair values determined on the basis of Level 3 inputs utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. Level 3 assets or liabilities include those for which fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

		Fair Value Measurements at December 31, 2012 using
	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€12,485	€12,485	-	-
Total	€12,485	€12,485	-	-

		Fair Value Measurements at December 31, 2011 using
	Total Carrying Value at December 31, 2011	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€9,990	€9,990	-	-
Total	€9,990	€9,990	-	-

Note 9 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Liabilities Disclosure [Text Block]
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012
Accrued compensation and employee benefits	€642	€1,176
Due to social security	282	326
Withholding tax due	118	162
Other payables	89	64
Total	€1,131	€1,728

Accrued compensation and employee benefits include bonuses, salaries, vacation and deferred compensation due to employees, directors and management.  The increase versus the prior year is mainly due to higher accruals for employee incentives.

Note 10 - Income Tax Payables And Deferred Revenues	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
10.	INCOME TAX PAYABALES AND DEFERRED REVENUES

Income tax payables and deferred revenues:

	As of December 31,
	2011	2012
Income Tax Payables	€579	€11
Deferred Revenues	494	163
Total	€1,073	€174

Income tax payables represent amounts due to Italian tax authorities in payment of the Italian Regional Tax on Productive Activities (IRAP) and the Italian corporate tax (IRES) and amounts due to the Swiss tax authorities as a minimum tax. In 2011, new corporate tax legislation was enacted by the Italian Parlament to raise funds to cover the country’s deficit. The legislation permits net operating losses (NOLs) to be carried forward indefinitely, eliminating the five year time frame established under the previous regime, and can offset up to 80% of taxable income generated in each given fiscal year. The decrease in income tax payables versus the prior year is mainly due to lower taxable income and an advance payment on estimated taxes made during the course of 2012.

In 2012, we recorded revenues that were deferred in 2011 in connection with a mimum purchase agreement entered into with a customer. As of December 31, 2012 we deferred certain revenue from our NPP product sales because one of the conditions required to record such revenue was not met.

Note 11 - Credit Facilities and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
11.	CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		As of December 31,
		2011	2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (2.62% and 1.32% at December 31, 2011 and 2012, respectively)	1,560	1,320
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (2.56% and 1.39% at December 31, 2011 and 2012, respectively)	188	62
c)	Financing loan bearing interest at the Euribor 1 months rate plus 1.00% due June 2014 (2.02% and 1.11% at December 31, 2011 and 2012, respectively)	137	84
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (2.36% and 1.19% at December 31, 2011 and 2012, respectively)	64	39
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (2.16% and 0.99% at December 31, 2011 and 2012, respectively)	63	39
		2,049	1,544
	Less current maturities	(504)	(409)
	Total	€1,545	€1,135

The equipment loan of €62 requires the Company to maintain €5,000 thousand of net shareholders’ equity determined in accordance with Italian generally accepted accounting principles. The Company was in compliance with this covenant at December 31, 2011 and 2012. There are no other covenants associated with the Company’s loans.

The maturities of long-term debt are as follows:

December 31,
2014	295
2015	240
2016	240
2017	240
Thereafter	120
Total	€1,135

Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

The Company's components of income before provision for income taxes are as follows:

	For the Year Ended December 31,
	2010	2011	2012
Domestic	4,474	4,655	3,969
Foreign	-	(1,134)	(3,169)
	4,474	3,521	800

The components of the provision for income taxes are as follows:

	As of December 31,
(in thousand)	2010	2011	2012
Current
Domestic	€317	€677	€15
Foreign	80	134	11
Total Current Provision	€397	€811	€26

Deferred
Domestic	€-	€-	€-
Foreign	-	-	-
Total Deferred Provision	€-	€-	€-
Total Tax Provision	€397	€811	€26

Reconciliation of income tax computed at the Italian statutory tax rate to the Company’s tax expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010		2011		2012
	Tax	Rate %	Tax	Rate %	Tax	Rate %
Profit Before Tax at statutory rate	1,230	27.5	968	27.5	220	27.5
Movement in valuation allowance	(2,782)	(62.2)	(1,252)	(35.6)	(1,205)	(150.6)
Effect on Swiss tax rate	-	-	140	5.2	383	47.9
Expired NOLs	673	15.1	-	-	-	-
Other	367	8.2	-	-	-	-
Italian Regional tax - IRAP	317	7.1	380	10.8	107	13.4
Swiss minimum tax	81	1.8	134	3.8	11	1.4
Stock options	420	9.4	458	13.0	527	65.9
Permanent differences from Tax Calculation	91	2.0	(17)	(1.7)	(23)	(2.9)
True-up previous years in DTA calculation	-	-	-	-	6	0.7
Total	397	8.9	811	23.0	26	3.2

Significant components of deferred tax assets are as follows:

	As of December 31,
(in thousand)	2011	2012
Deferred tax assets:
Net operating losses	€13, 973	€14,183
Capitalization of R&D costs	6,363	5,320
Property, manufacturing facility and equipment	380	344
Write down of intangible assets	1,181	1,086
Allowance on doubtful accounts	162	15
Inventory write-off	277	192
Other	31	22
Total deferred tax assets	€22,367	€21,162

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets	22,367	21,162
Valuation Allowance	(22,367)	(21,162)
Net deferred taxes	€-	€-

As of December 31, 2012, the gross net operating losses (NOLs) amount to approximately €53,484. Under the Italian tax law, NOLs cannot be carried back.  Under a newly enacted tax rule issued in 2011, tax losses can be carried forward indefinitely; however such tax losses can only be used to offset 80% of taxable income.  The deferred tax assets related to NOLs also include NOLs generated by Gentium GmbH in the amount of €4,303. According to the Swiss tax law, these NOLs can be carried forward for seven years and will begin to expire in 2019.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, and has determined that it is not more likely than not the Company will realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been recognized on the Company’s deferred tax assets. The Company's valuation allowance decreased by €1,205 thousand for the year ended December 31, 2012 and decreased by €1,252 for the year ended December 31, 2011.

The Company’s only foreign subsidiary, Gentium GmbH, was incorporated during 2011.  This entity only generated losses for the years ended December 31, 2011 and December 31, 2012 and, accordingly, there are no unremitted earnings for the periods presented.  Therefore, the Company has not recognized any deferred tax liabilities for unremitted earnings.

According to ASC740-10-50 (formerly FIN 48), as of December 31, 2012 and December 31, 2011, the Company had no uncertain tax positions and, therefore, had no accrued interest or penalties related to such uncertain tax positions. There are no changes expected to occur in the next 12 months with respect to the status of the Company’s uncertain tax positions.

The fiscal years 2007 through 2012 are still subject to income tax assessment.

Note 13 - Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
13.	SHAREHOLDERS’ EQUITY

The Company had 14,969,150 and 15,038,483 ordinary shares, each of no par value issued and outstanding on December 31, 2011 and December 31, 2012, respectively.  On December 31, 2012, the total number of authorized shares was 19,656,317.  Authorized capital is as follows:

	As of December 31,
	2011	2012
Issued and outstanding	14,969,150	15,038,483
Reserved for stock option plans	4,687,167	4,617,834
	19,656,317	19,656,317

On April 28, 2006, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to the provisions of Articles 2443 and 2420, part 3 of the Italian Civil Codes, including the power to increase the capital of the company in cash, up to €90 million of par value, in one or more transactions, and to issue convertible bonds (even subordinated) and increase the capital of the Company, in one or more transactions, up to €10 million of par value, through the issuance of ordinary shares reserved for the conversion of such convertible bonds, and in both cases also with the faculty to issue warrants by means of the same resolution of the board of directors providing for the relevant capital increase and in each case, exclude or limit the option right of the shareholders if the Board of Directors determines that exclusion or limitation to be in the interest of the Company.  Such delegation of powers expired after five years.  On May 9, 2011, our shareholders renewed this resolution for additional five years starting from the date of the resolution of the 2011 Extraordinary Shareholders’ meeting approving the amendment. As of December 31, 2012, our board of directors has approved the issuance of 4,549,435 ordinary shares in connection with this resolution by our shareholders.

On June 30, 2009, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2443 of the Italian Civil Code, including  the power to increase the capital of our company in cash, up to an amount equal to €100 million, on a separable basis, in one or more transactions, for the purpose of a rights offering with the faculty to reserve all or part of such amount for the exercise of warrants issued by means of the same resolution of our board of directors providing for the relevant capital increase and with the faculty to reserve 1/4 of any such capital increase to employees under the Company’s equity incentive plans in effect from time to time, and the power to cancel the par value of the ordinary shares of the Company, which was completed on June 30, 2009. As of December 31, 2012, our board of directors has not approved the issuance of any shares pursuant to this resolution by our shareholders.

On May 9, 2011, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2441, fifth paragraph of the Italian Civil Code, to increase the capital of the Company in cash by a maximum amount of €2,200,000, on a separable basis, with the exclusion of the pre-emptive right of the shareholders, for the issuance of options to purchase a maximum of 2,200,000 shares, without a par value, in favor of the Company’s employees, directors and consultants.  We have used this approval to increase the number of ordinary shares of the Company authorized under our 2007 Stock Option Plan to 3,200,000.

Note 14 - Equity Incentive Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	EQUITY INCENTIVE PLANS

The Company currently has two option plans in place: an Amended and Restated 2004 Equity Incentive Plan, which includes an Amended and Restated 2004 Italy Stock Award Sub-Plan, and a 2007 Stock Option Plan (collectively, the “Plans”) .

Amended and Restated 2004 Equity Incentive Plan

Certain of the Company’s employees and directors participate in the Amended and Restated 2004 Equity Incentive Plan and Italy Stock Award Plan.  These plans were initially adopted on September 30, 2004 and amended on April 27, 2007.  The plans provide for the issue of incentives awards for up to 1,500,000 ordinary shares to employees, consultants, directors, and non-employee directors. Awards may be in the form of either incentive or non-qualified options.  Our compensation committee determines the price of share options granted under the incentive plan, with the provision that the exercise price for an incentive share option cannot be less than 100% of the fair market value of our ordinary shares on the date of grant.  The term of share options granted under the incentive plan generally may not exceed ten years, although the shareholders’ authorization for a capital increase relating to the ordinary shares issuable upon exercise of such options expires on September 30, 2019.  As of December 31, 2012, there were 1,116,379 shares underlying outstanding options and 360,455 shares available for future grants under this plan. Shares subject to options that have expired or have otherwise terminated without being exercised in full become available again for issuance under the plan.

Options granted under the incentive plan vest at the rate determined by our compensation committee. Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

2004 Italy Stock Award Sub-Plan

Our Amended and Restated 2004 Italy Stock Award Sub-Plan is a part of our Amended and Restated 2004 Equity Incentive Plan and provides for the grant of share options and the issuance of share grants to certain of our employees who reside in the Republic of Italy and who are liable for income tax in the Republic of Italy. Generally, the exercise price for a share option under the Italy sub-plan cannot be lower than the average of the closing price of our ordinary shares as listed on the Nasdaq Global Market System over the 30 days preceding the date of grant.

Amended 2007 Stock Option Plan

On April 27, 2007, the Company’s shareholders approved the 2007 Stock Option Plan providing for options that may be granted to the Company’s directors, employees and consultants to purchase up to 3,200,000 ordinary shares. As of December 31, 2012, there were 1,144,838 shares underlying outstanding options and 1,996,162 shares available for future grants under this plan.  Shares subject to options that have expired or have otherwise terminated without being exercised in full become available again for issuance under the plan.

The 2007 Stock Option Plan is administered by our board of directors or a committee appointed by our board of directors. The board or the committee determines recipients and types of options to be granted, including the number of shares subject to an option, the vesting schedule of options, the exercisability of options and, subject to applicable restrictions, other terms of the options. The board of directors has delegated responsibility for administration of the 2007 Stock Option Plan to the compensation committee.

The term of share options granted under the 2007 Stock Option Plan generally may not exceed the earlier of ten years or March 26, 2022.  Our compensation committee determines the price of share options granted under the 2007 Stock Option Plan, subject to certain limitations.

Options granted under the 2007 Stock Option Plan vest at the rate determined by our compensation committee. Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

The board of directors may amend the 2007 Stock Option Plan at any time. Amendments will be submitted for shareholder approval to the extent required under applicable laws, rules and regulations. The 2007 Stock Option Plan will terminate on March 26, 2022 unless earlier terminated by the board of directors or a committee appointed by the board of directors.

The following table lists the balances available under the Plans at December 31, 2012.

	Amended and Restated Nonstatutory Plan and Agreement	Amended and Restated 2004 Stock Option Plan	2007 Stock Option Plan
Number of shares authorized	60,000	1,500,000	3,200,000
Number of option granted since inception	60,000	2,508,400	1,547,578
Number of options exercised	60,000	23,166	59,000
Number of options cancelled/expired		1,365,855	346,740
Number of shares available for grant and available for future grant		360,455	1,996,162

Stock-based compensation expenses are measured at the grant date on the basis of fair value of the award ultimately expected to vest and recognized as expenses over the service period, which is generally the vesting period.  The Company recorded non-cash compensation expenses of €1,523, €1,666 and €1,916 for the years ended December 31, 2010, 2011 and 2012, respectively.

	For the Year Ended December 31,
	2010	2011	2012
Cost of goods sold	66	39	46
Research and development	237	157	120
General and administrative	1,220	1,354	1,377
Sales and Marketing	-	116	373
Total stock based compensation	1,523	1,666	1,916

The weighted average grant-date fair market values of options granted to officers, employees and directors in the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $3.18, $5.81 and $5.64.The valuation of options granted was based on the following weighted average assumptions:

	For the Year Ended December 31,
	2010	2011	2012
Risk free interest rate	2.49%	3.19%	2,10%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	92.59%	92.82%	93.55%
Expected term (in years)	5.77	5.44	5.71

The fair value of the stock options is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the options will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, we believe that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

The binomial model accounts for volatility in the price of the Company’s stock, the risk-free interest rate, the estimated life of the option, the closing market price of the Company’s stock and the exercise price of the stock. Some of these inputs are highly subjective assumptions which can vary over time.  In order to determine the expected volatility, the Company analyzed available information, including past experience of a group of stocks in the industry having similar traits. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company assumed that no dividends would be paid during the expected term of the options.

All of the Company’s stock options vest ratably through continued employment over the vesting period. Once vested, options become exercisable immediately. Share-based compensation expenses recognized in the statements of income are based on awards ultimately expected to vest, reduced for estimated forfeitures. Based on historical data, the pre-vesting forfeiture percentage was estimated to be approximately zero. If pre-vesting forfeitures occur in the future, the Company will record the effect of such forfeitures as they occur.

The Company expects to incur significant non-cash compensation expenses for option grants in the future.  As of December 31, 2012, compensation costs not yet recognized totaled €1,441, which are expected to be expensed over a maximum vesting period of 36 months.

 A summary of the Company’s stock option activity based on the exchange rate in effect at the grant date is as follows:

	Shares Available for Grant	Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2009	672,822	1,597,030	€8.96	$12.12
Granted	(1,410,000)	1,410,000	€3.68	$4.82
Exercised	-	-	-	-
Cancellations	1,213,537	(983,389)	€9.89	$12.80
Options outstanding at December 31, 2010	476,359	2,023,641	€4.83	$6.70
Available under revised stock option plan	2,200,000	-
Granted	(657,300)	657,300	€5.81	$8.54
Exercised	(12,833)	(12,833)	€6.65	$7.97
Cancellations	482,865	(470,033)	€7.57	$9.66
Options outstanding at December 31, 2011	2,489,092	2,198,075	€4.53	$6.61
Granted	(161,500)	161,500	€6.90	$9.02
Exercised	(69,333)	(69,333)	€4.48	$5.30
Cancellations	98,358	(29,025)	€4.77	$6.50
Options outstanding at December 31, 2012	2,356,617	2,261,217	€4.70	$6.82

Cash received for exercised stock options amounted to nil, €77 and €277 in the years ended December 31, 2010, 2011 and 2012, respectively. The intrinsic values of options exercised in 2010, 2011 and 2012 were nil, $14 and $318, respectively. The total fair values of options vested during 2010, 2011 and 2012 were $3,031, $3,503 and $7,467, respectively.

The following table summarizes outstanding and exercisable options as of December 31, 2012:

			Options Outstanding							Options Exercisable
Exercise Price			Number Outstanding	Weighted- Average Years Remaining on Contractual Life			Weighted Average Exercise Price			Number Exercisable	Weighted Average Exercise Price
$4.57	-	$5.00	1,136,984	6.35	-	7.33	$4.57	-	$5.00	1,062,444	$4.57	-	$5.00
$5.49	-	$6.00	105,000	7.92	-	8.87	$5.49	-	$6.00	63,333	$5.49	-	$6.00
$6.06	-	$7.08	108,830	8.86	-	2.82	$6.06	-	$7.08	61,125	$6.06	-	$7.08
$8.47	-	$8.85	117,941	9.23	-	8.57	$8.47	-	$8.85	45,050	$8.47	-	$8.85
$9.00	-	$9.20	232,000	2.50	-	9.16	$9.00	-	$9.20	217,556	$9.00	-	$9.20
$9.26	-	$9.30	403,354	8.16	-	9.36	$9.26	-	$9.30	271,217	$9.26	-	$9.30
$9.91	-	$13.98	74,108	8.35	-	5.00	$9.91	-	$13.98	74,108	$9.91	-	$13.98
$14.80	-	$16.52	59,000	4.96	-	4.85	$14.80	-	$16.52	59,000	$14.80	-	$16.52
$18.95			24,000	4.23			$18.95			24,000	$18.95
			2,261,217							1,877,833

At December 31, 2012 the aggregate intrinsic value of the outstanding options and the aggregate intrinsic value of the exercisable options were $10,368 and $8,891, respectively.

Note 15 - Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
15.	EARNINGS PER SHARE

The computation of basic earnings per share (EPS) is based upon the weighted-average of our ordinary shares outstanding. The computation of diluted EPS is based upon the weighted-average of our ordinary shares and the dilutive potential of ordinary shares outstanding. Dilutive potential of ordinary shares outstanding refers to the impact of ordinary equivalent shares resulting from the assumed exercise of stock options and warrants (collectively “dilutive securities”) under the treasury stock method.

The computation for basic and diluted EPS was as follows (in thousands, except per share data):

	For the Year Ended December 31
	2010	2011	2012
Income (Numerator):
Net income for basic and diluted EPS	€4,077	€2,710	€774

Shares (Denominator):
Weighted-average shares for basic EPS	14,956,317	14,964,021	15,014,411
Effect of dilutive securities	-	376,839	625,479
Weighted-average shares for diluted EPS	14,956,317	15,340,859	15,639,890

Basic EPS	0.27	0.18	0.05
Diluted EPS	0.27	0.18	0.05

For the years ended December 31, 2010, 2011 and 2012, there were employee stock options, calculated on a weighted average basis, to purchase 1,508,683, 644,146 and 236,296 shares, respectively, of our common stock, with exercise prices greater than the average market prices of our common stock for these periods, which are not included in the computation of diluted EPS as their impact would have been anti-dilutive.

For the years ended December 31, 2010 warrants were not included in the computation of diluted EPS as their impact would have been anti-dilutive. For the years ended December 31, 2011 and December 31, 2012, warrants were not included in the computation of diluted EPS since all outstanding warrants had expired on April 28, 2011.

Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
16.	COMMITMENTS AND CONTINGENCIES

In April 2007, the Company entered into a five year term capital lease arrangement to finance €218 in lab equipment purchases. The borrowing was payable in equal monthly installments of €4 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

In April 2007, the Company entered into a five year term capital lease arrangement to finance €110 in laboratory equipment purchases. The borrowing was payable in equal monthly installments of €2 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

Future non-cancellable minimum lease payments under operating leases as of December 31, 2012 are:

Operating Leases
2013	€349
2014	222
2015	185
2016	185
2017	185
Total	€1,126

As of December 31, 2012, we had €7,060 in future payables under outstanding contracts. Most of these contracts are on a cost plus or actual cost basis.

Note 17 - Information Regarding Geographical Area and Major Customers	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
17.	INFORMATION REGARDING GEOGRAPHICAL AREA AND MAJOR CUSTOMERS

For the years ended December 31, 2012, 2011 and 2010, total product sales by geographic territory and customer were as follows (euro amounts in thousands):

	For the Year Ended December 31,
	2010		2011		2012
UK	10,745	55%	12,155	56%	13,290	48%
Korea	4,521	23%	3,402	16%	3,455	12%
Turkey	-	-	917	4%	2,671	10%
US	2,417	12%	2,622	12%	2,226	8%
Spain	949	5%	1,137	5%	2,054	7%
Australia	-	-	840	4%	1,344	5%
Italy	1,083	5%	599	3%	769	3%
Israel	-	-	62	0%	152	1%
Other	-	-	-	-	1,669	6%
Total	19,715	100%	21,734	100%	27,630	100%

	For the Year Ended December 31,
	2010		2011		2012
Customer “a”	1,083	5%	599	3%	471	2%
Customer “b”	4,501	23%	3,112	14%	3,154	11%
Customer “c”	-	-	917	4%	2,671	10%
Customer “d”	949	5%	1,137	5%	923	3%
Customer “e”	10,745	55%	12,099	56%	13,062	47%
Customer “f”	2,417	12%	2,622	12%	2,226	8%
Customer “g”	-	-	63	0%	152	1%
Customer “h”	20	0%	289	2%	301	1%
Other Customers	-	-	896	4%	4,670	17%
Total	19,715	100%	21,734	100%	27,630	100%

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies [Text Block]
Consolidation:  Our consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:    The preparation of our consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Segment Reporting, Policy [Policy Text Block]
Segment Information:  The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates.  The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents: Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk and Other Risks and Uncertainties:     Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary banking institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured. As of December 31, 2012, our top two customers accounted for approximately 53% and 11% of our accounts receivable, respectively. As of December 31, 2011, our top two customers accounted for approximately 49% and 18% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the year ended December 31, 2012, our top three customers accounted for 47%, 11% and 10% of our product sales, respectively. For the year ended December 31, 2011, our top three customers accounted for 56%, 14% and 12% of our product sales, respectively. For the year ended December 31, 2010, three customers accounted for 55%, 23% and 12% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to, its ability to successfully obtain regulatory approval for defibrotide, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements,  its ability to obtain financing, if necessary, and potential changes in the health care industry.

Receivables, Policy [Policy Text Block]
Accounts Receivable:  Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies.  Account receivables are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts. Estimates for distributors’ fees are based on contractual terms. Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances. Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventory, Policy [Policy Text Block]
Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and cost recovery programs.  Inventories are stated at the lower of cost or market, with cost being determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses.  Since signing the agreements associated with the named-patient and cost recovery programs, we have capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory which costs had previously been expensed as research and development expenses. Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecast product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expenses in the period incurred and we will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration.  Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Manufacturing Facility and Equipment:    Property and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made.  Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful lives of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land (Not depreciated)
Buildings (years)			20
Plant and Machinery (years)	10	to	15
Industrial Equipments (years)			10
Furniture and Fixtures (years)	5	to	10
Leasehold Improvements (Lesser of the useful life or the term of the respective lease)
Internally Developed Software (years)			15

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statements of income.

Internal Use Software, Policy [Policy Text Block]
Computer Software:  We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and are amortized over the estimated useful life of the software.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangibles:  Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets, including Intangibles:  The Company’s long-lived assets consist primarily of property and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition:   We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

•
Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are accrued at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. When billed directly to the Company, distributor fees are recorded as accounts payable or accrued expenses on our balance sheets.

•
Cash discounts: We may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified under accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

•	Product returns: We do not provide our customers with a general right of product return, although we do permit returns if the product is damaged or defective when received by the customer.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenues from collaborative arrangements generally include manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development Expense, Policy [Policy Text Block]
Research and Development:  Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided

Income Tax, Policy [Policy Text Block]
Income Taxes:    The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the realizability of our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized.  We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Transactions:    The functional currency of the Company’s foreign subsidiary is the euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of income

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:     The Company has always recognized stock-based compensation at fair value. Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

The fair value of the stock options is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments. Marketable securities are carried at market price.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share: Basic net earnings per share is based upon the weighted average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options and warrants. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options and warrants is not assumed if the result is anti-dilutive, such as when a loss is reported.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies, which are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of its financial position as well as instruments and transactions executed under a master netting or similar arrangement.  The standard was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retroactively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on our financial position or results of operations.

In July 2012, an Accounting Standards Update was issued allowing companies to assess qualitative factors to determine the likelihood of indefinite-lived intangible asset impairment and whether it is necessary to perform the quantitative impairment test currently required. This guidance is effective with respect to annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We believe the adoption of this standard will not have a material impact on our consolidated financial statements.

Clinical Trial Accruals [Member]
Research and Development Expense, Policy [Policy Text Block]
Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses

Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives
Asset Category	Useful Lives
Land (Not depreciated)
Buildings (years)			20
Plant and Machinery (years)	10	to	15
Industrial Equipments (years)			10
Furniture and Fixtures (years)	5	to	10
Leasehold Improvements (Lesser of the useful life or the term of the respective lease)
Internally Developed Software (years)			15

Note 3 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Expenses
Cost of goods sold	164	-	-
Charges from related parties	346	222	186
Total	510	222	186

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2011	2012
Accounts Receivable – Sirton (now Vifarma S.p.A.)	€850	€765
Accounts Receivable – F3F S.p.A. (formerly FinSirton S.p.A.)	256	-
Accounts Receivable – Sigma Tau	30	217
Allowance of doubtful accounts	(850)	(765)
Accounts Receivable, net	286	217

Accounts Payable Sirton (now Vifarma S.p.A.)	5	5
Accounts Payable F3F S.p.A. (formerly FinSirton S.p.A.)	285	-
	290	5

Note 4 - Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income, by Component [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Research and development cost reimbursement	€1,138	€323	€1,257
Upfront payments recognized ratably	3,409	1,703	€-
	€4,547	€2,026	€1,257

Note 5 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	As of December 31,
	2011	2012
Raw materials	€271	€332
Semi-finished goods	979	236
Finished goods	1,696	1,422
Total	€2,946	€1,990

Note 6 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses And Other Current Assets Disclosure [Table Text Block]
	As of December 31,
	2011	2012
VAT receivables	€111	€174
Tax receivables	23	645
Other prepaid expenses and current assets	354	609
Total prepaid expenses and current assets	€488	€1,428

Note 7 - Property, Manufacturing Facility and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2011			2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	€2,686	1,559	1,127
Plant and machinery	15,464	10,392	5,072	15,553	11,352	4,201
Industrial equipment	1,739	1,134	605	1,765	1,248	517
Furniture and fixtures	830	513	317	883	571	312
Leasehold improvements	1,126	379	747	1,310	553	757
Internally Developed Software	708	249	459	750	300	450
Construction in progress	145	0	145	85	0	85
	€22,655	14,147	8,508	€23,032	15,583	7,449

Note 8 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at December 31, 2012 using
	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€12,485	€12,485	-	-
Total	€12,485	€12,485	-	-
		Fair Value Measurements at December 31, 2011 using
	Total Carrying Value at December 31, 2011	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€9,990	€9,990	-	-
Total	€9,990	€9,990	-	-

Note 9 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31,
	2011	2012
Accrued compensation and employee benefits	€642	€1,176
Due to social security	282	326
Withholding tax due	118	162
Other payables	89	64
Total	€1,131	€1,728

Note 10 - Income Tax Payables And Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income Tax Payables and Deferred Revenues [Table Text Block]
	As of December 31,
	2011	2012
Income Tax Payables	€579	€11
Deferred Revenues	494	163
Total	€1,073	€174

Note 11 - Credit Facilities and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
		As of December 31,
		2011	2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (2.62% and 1.32% at December 31, 2011 and 2012, respectively)	1,560	1,320
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (2.56% and 1.39% at December 31, 2011 and 2012, respectively)	188	62
c)	Financing loan bearing interest at the Euribor 1 months rate plus 1.00% due June 2014 (2.02% and 1.11% at December 31, 2011 and 2012, respectively)	137	84
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (2.36% and 1.19% at December 31, 2011 and 2012, respectively)	64	39
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (2.16% and 0.99% at December 31, 2011 and 2012, respectively)	63	39
		2,049	1,544
	Less current maturities	(504)	(409)
	Total	€1,545	€1,135

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,
2014	295
2015	240
2016	240
2017	240
Thereafter	120
Total	€1,135

Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Domestic	4,474	4,655	3,969
Foreign	-	(1,134)	(3,169)
	4,474	3,521	800

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	As of December 31,
(in thousand)	2010	2011	2012
Current
Domestic	€317	€677	€15
Foreign	80	134	11
Total Current Provision	€397	€811	€26

Deferred
Domestic	€-	€-	€-
Foreign	-	-	-
Total Deferred Provision	€-	€-	€-
Total Tax Provision	€397	€811	€26

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Year Ended December 31,
	2010		2011		2012
	Tax	Rate %	Tax	Rate %	Tax	Rate %
Profit Before Tax at statutory rate	1,230	27.5	968	27.5	220	27.5
Movement in valuation allowance	(2,782)	(62.2)	(1,252)	(35.6)	(1,205)	(150.6)
Effect on Swiss tax rate	-	-	140	5.2	383	47.9
Expired NOLs	673	15.1	-	-	-	-
Other	367	8.2	-	-	-	-
Italian Regional tax - IRAP	317	7.1	380	10.8	107	13.4
Swiss minimum tax	81	1.8	134	3.8	11	1.4
Stock options	420	9.4	458	13.0	527	65.9
Permanent differences from Tax Calculation	91	2.0	(17)	(1.7)	(23)	(2.9)
True-up previous years in DTA calculation	-	-	-	-	6	0.7
Total	397	8.9	811	23.0	26	3.2

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
(in thousand)	2011	2012
Deferred tax assets:
Net operating losses	€13, 973	€14,183
Capitalization of R&D costs	6,363	5,320
Property, manufacturing facility and equipment	380	344
Write down of intangible assets	1,181	1,086
Allowance on doubtful accounts	162	15
Inventory write-off	277	192
Other	31	22
Total deferred tax assets	€22,367	€21,162

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets	22,367	21,162
Valuation Allowance	(22,367)	(21,162)
Net deferred taxes	€-	€-

Note 13 - Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders Equity [Table Text Block]
	As of December 31,
	2011	2012
Issued and outstanding	14,969,150	15,038,483
Reserved for stock option plans	4,687,167	4,617,834
	19,656,317	19,656,317

Note 14 - Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Amended and Restated Nonstatutory Plan and Agreement	Amended and Restated 2004 Stock Option Plan	2007 Stock Option Plan
Number of shares authorized	60,000	1,500,000	3,200,000
Number of option granted since inception	60,000	2,508,400	1,547,578
Number of options exercised	60,000	23,166	59,000
Number of options cancelled/expired		1,365,855	346,740
Number of shares available for grant and available for future grant		360,455	1,996,162

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Cost of goods sold	66	39	46
Research and development	237	157	120
General and administrative	1,220	1,354	1,377
Sales and Marketing	-	116	373
Total stock based compensation	1,523	1,666	1,916

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Risk free interest rate	2.49%	3.19%	2,10%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	92.59%	92.82%	93.55%
Expected term (in years)	5.77	5.44	5.71

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Available for Grant	Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2009	672,822	1,597,030	€8.96	$12.12
Granted	(1,410,000)	1,410,000	€3.68	$4.82
Exercised	-	-	-	-
Cancellations	1,213,537	(983,389)	€9.89	$12.80
Options outstanding at December 31, 2010	476,359	2,023,641	€4.83	$6.70
Available under revised stock option plan	2,200,000	-
Granted	(657,300)	657,300	€5.81	$8.54
Exercised	(12,833)	(12,833)	€6.65	$7.97
Cancellations	482,865	(470,033)	€7.57	$9.66
Options outstanding at December 31, 2011	2,489,092	2,198,075	€4.53	$6.61
Granted	(161,500)	161,500	€6.90	$9.02
Exercised	(69,333)	(69,333)	€4.48	$5.30
Cancellations	98,358	(29,025)	€4.77	$6.50
Options outstanding at December 31, 2012	2,356,617	2,261,217	€4.70	$6.82

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding							Options Exercisable
Exercise Price			Number Outstanding	Weighted- Average Years Remaining on Contractual Life			Weighted Average Exercise Price			Number Exercisable	Weighted Average Exercise Price
$4.57	-	$5.00	1,136,984	6.35	-	7.33	$4.57	-	$5.00	1,062,444	$4.57	-	$5.00
$5.49	-	$6.00	105,000	7.92	-	8.87	$5.49	-	$6.00	63,333	$5.49	-	$6.00
$6.06	-	$7.08	108,830	8.86	-	2.82	$6.06	-	$7.08	61,125	$6.06	-	$7.08
$8.47	-	$8.85	117,941	9.23	-	8.57	$8.47	-	$8.85	45,050	$8.47	-	$8.85
$9.00	-	$9.20	232,000	2.50	-	9.16	$9.00	-	$9.20	217,556	$9.00	-	$9.20
$9.26	-	$9.30	403,354	8.16	-	9.36	$9.26	-	$9.30	271,217	$9.26	-	$9.30
$9.91	-	$13.98	74,108	8.35	-	5.00	$9.91	-	$13.98	74,108	$9.91	-	$13.98
$14.80	-	$16.52	59,000	4.96	-	4.85	$14.80	-	$16.52	59,000	$14.80	-	$16.52
$18.95			24,000	4.23			$18.95			24,000	$18.95
			2,261,217							1,877,833

Note 15 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	For the Year Ended December 31
	2010	2011	2012
Income (Numerator):
Net income for basic and diluted EPS	€4,077	€2,710	€774

Shares (Denominator):
Weighted-average shares for basic EPS	14,956,317	14,964,021	15,014,411
Effect of dilutive securities	-	376,839	625,479
Weighted-average shares for diluted EPS	14,956,317	15,340,859	15,639,890

Basic EPS	0.27	0.18	0.05
Diluted EPS	0.27	0.18	0.05

Note 16 - Commitments and Contingencies (Tables)	1 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Operating Leases
2013	€349
2014	222
2015	185
2016	185
2017	185
Total	€1,126

Note 17 - Information Regarding Geographical Area and Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	For the Year Ended December 31,
	2010		2011		2012
UK	10,745	55%	12,155	56%	13,290	48%
Korea	4,521	23%	3,402	16%	3,455	12%
Turkey	-	-	917	4%	2,671	10%
US	2,417	12%	2,622	12%	2,226	8%
Spain	949	5%	1,137	5%	2,054	7%
Australia	-	-	840	4%	1,344	5%
Italy	1,083	5%	599	3%	769	3%
Israel	-	-	62	0%	152	1%
Other	-	-	-	-	1,669	6%
Total	19,715	100%	21,734	100%	27,630	100%

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	For the Year Ended December 31,
	2010		2011		2012
Customer “a”	1,083	5%	599	3%	471	2%
Customer “b”	4,501	23%	3,112	14%	3,154	11%
Customer “c”	-	-	917	4%	2,671	10%
Customer “d”	949	5%	1,137	5%	923	3%
Customer “e”	10,745	55%	12,099	56%	13,062	47%
Customer “f”	2,417	12%	2,622	12%	2,226	8%
Customer “g”	-	-	63	0%	152	1%
Customer “h”	20	0%	289	2%	301	1%
Other Customers	-	-	896	4%	4,670	17%
Total	19,715	100%	21,734	100%	27,630	100%

Note 1 - Business and Basis of Presentation (Detail)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Milestone Payments To Be Received [Member] Received [Member] USD ($)	Dec. 31, 2012 Milestone Payments To Be Received [Member] Additional Payment [Member] USD ($)	Dec. 31, 2012 Milestone Payments To Be Received [Member] USD ($)	Dec. 31, 2012 Consolidated Statements [Member] EUR (€)
Licenses Revenue			$ 11,350,000	$ 6,000,000	$ 2,000,000
Retained Earnings (Accumulated Deficit) (in Euro)	€ (92,071,000)	€ (92,845,000)				€ (92,070,000)

Note 2 - Summary of Significant Accounting Policies (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Operating Segments	1
Number of Reportable Segments	1
Number of Foreign Customers	1
Entity-Wide Revenue, Major Customer, Percentage	100.00%	100.00%	100.00%
Customer 1 [Member] | Accounts Receivable [Member]
Entity-Wide Revenue, Major Customer, Percentage	53.00%	49.00%
Customer 1 [Member] | Sales Revenue, Product Line [Member]
Entity-Wide Revenue, Major Customer, Percentage	47.00%	56.00%	55.00%
Customer 2 [Member] | Accounts Receivable [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	18.00%
Customer 2 [Member] | Sales Revenue, Product Line [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	14.00%	23.00%
Customer 3 [Member] | Sales Revenue, Product Line [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%	12.00%	12.00%
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Accounts Receivable [Member]
Number of Customers	2	2
Sales Revenue, Product Line [Member]
Number of Customers	3	3	3

Note 2 - Summary of Significant Accounting Policies (Detail) - Summary of propert and equipment useful lives:	12 Months Ended
Dec. 31, 2012
Building [Member] | Maximum [Member]
Property, Plant and Equipment Useful Life	20 years
Plant And Machinery [Member] | Minimum [Member]
Property, Plant and Equipment Useful Life	10 years
Plant And Machinery [Member] | Maximum [Member]
Property, Plant and Equipment Useful Life	15 years
Industrial Equipment [Member] | Maximum [Member]
Property, Plant and Equipment Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment Useful Life	10 years
Internally Developed Software [Member] | Maximum [Member]
Property, Plant and Equipment Useful Life	15 years

Note 3 - Related Parties (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2012 FinSirton [Member]	Dec. 31, 2011 FinSirton [Member]	Dec. 31, 2010 FinSirton [Member]	Dec. 31, 2012 Vifarma S.p.A. [Member] Trade Accounts Receivable [Member]	Dec. 31, 2012 Vifarma S.p.A. [Member]	Dec. 31, 2011 Vifarma S.p.A. [Member]	Dec. 31, 2010 Vifarma S.p.A. [Member]	Dec. 31, 2012 F3F S.p.A [Member] Renewal Term [Member]	Dec. 31, 2018 F3F S.p.A [Member]	Dec. 31, 2012 F3F S.p.A [Member] sqm	Dec. 31, 2012 Sigma-Tau [Member] Research and Development Cost Reimbursement [Member]	Dec. 31, 2012 Sigma-Tau [Member]
Equity Method Investment, Ownership Percentage	17.00%
Payout Distribution Percentage					18.26%
Liquidation Net Exposure							€ 850,000
Liquidation Collection Percentage				18.26%
Liquidation Collection				155,000
Liquidation Collection Received				85,000
Liquidation Collection Allowance					765,000	850,000
Valuation Allowances and Reserves, Period Increase (Decrease)						85,000
Operating Lease Term					6 years			6 years		6 years
Area of Real Estate Property (in Square Meters)										4,800
Operating Lease Annual Fee									215,000	185,000
Operating Leases, Rent Expense	195,000	212,000	192,000
Collaborative Arrangements Costs To Be Reimbursed											€ 2,900,000	€ 1,000,000

Note 3 - Related Parties (Detail) - Company had the following transactions with FinSirton and Sirton (now Vifarma S.p.A.): (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods Sold [Member]
Related party expenses			€ 164
Charges From Related Parties [Member]
Related party expenses	186	222	346
Total [Member]
Related party expenses	€ 186	€ 222	€ 510

Note 3 - Related Parties (Detail) - The Company had balances with FinSirton and Sirton (now Vifarma S.p.A.) as follows: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Vifarma S.p.A. [Member]
Accounts Receivable	€ 765	€ 850
Accounts Payable	5	5
F3F S.p.A [Member]
Accounts Receivable		256
Accounts Payable		285
Sigma-Tau [Member]
Accounts Receivable	217	30
Total Allowance for Doubtful Accounts, Related Parties [Member]
Allowance of doubtful accounts	(765)	(850)
Total Accounts Receivable Net, Related Parties [Member]
Accounts Receivable, net	217	286
Total Accounts Payable Net, Related Parties [Member]
Accounts Payable	€ 5	€ 290

Note 4 - Collaborative Arrangements (Detail)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Oct. 12, 2007 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Oct. 12, 2007 Milestone Payment Upon Approval From FDA [Member] USD ($)	Dec. 31, 2012 Milestone Payment Upon Transfer Of NDA [Member] USD ($)	Dec. 31, 2012 Sales of Defibrotide [Member] EUR (€)	Oct. 12, 2007 Sigma-Tau [Member] USD ($)	Dec. 31, 2012 Sigma-Tau [Member] USD ($)
Collaborative ArrangementsAndNoncollaborativeArrangement Transactions License Expiration Term		8 years
Collaborative Arrangement Transactions Payments Received	$ 11,350,000				$ 6,000,000	$ 2,000,000
Royalty Revenue Percentage							7.00%
Supply Margin Percentage							31.00%
Per Unit (in Euro per share)							€ 0.05
Collaborative Arrangements Costs To Be Reimbursed								1,000,000
Collaborative Agreement Reimbursed Costs Percentage								50.00%
Research and Development Expense		10,531,000	5,533,000	6,104,000				1,000,000	2,900,000
Collaborative Agreement Contributions Received (in Euro)		€ 1,260,000	€ 320,000	€ 1,140,000

Note 4 - Collaborative Arrangements (Detail) - The following table outlines the nature and amount of other revenue recognized: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Cost Reimbursement [Member]
Revenues under cost sharing agreement	€ 1,257	€ 323	€ 1,138
Upfront Payments Recognized Ratably [Member]
Revenues under cost sharing agreement		1,703	3,409
Total [Member]
Revenues under cost sharing agreement	€ 1,257	€ 2,026	€ 4,547

Note 5 - Inventories (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Inventory Valuation Reserves	€ 789	€ 332
Inventory, Finished Goods, Gross	1,696	1,422
APIs [Member]
Inventory Valuation Reserves		173
Decrease In Inventory Valuation Reserves	(630)
Defibrotide [Member]
Inventory, Finished Goods, Gross	€ 676	€ 738

Note 5 - Inventories (Detail) - The Company’s inventories consist of: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	€ 332	€ 271
Semi-finished goods	236	979
Finished goods	1,422	1,696
Total	€ 1,990	€ 2,946

Note 6 - Prepaid Expenses and Other Current Assets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Increase In VAT Receivable [Member]	Dec. 31, 2013 Italian Tax Authority [Member]	Dec. 31, 2012 Italian Tax Authority [Member]	Dec. 31, 2012 Social Charges and Withholding Taxes [Member]	Dec. 31, 2012 Italian Regional Tax 2011 [Member]	Dec. 31, 2012 Social Charges and Withholding Taxes [Member]	Dec. 31, 2012 Proceeds For VAT [Member]	Dec. 31, 2012 Increase In VAT Receivable [Member]
Value Added Tax Receivable							€ (100)
Decrease in Value Added Tax Receivable								(11)
Increase in Value Added Tax Receivable									174
Income Taxes Receivable	645	(23)		530
Income Tax Advance Payment			(637)
Taxes, Other					(23)
Income Tax Credit Increase						68
Increase on Withholding Interest Income Tax						€ 47

Note 6 - Prepaid Expenses and Other Current Assets (Detail) - The Company’s prepaid expenses and other current assets consisted of the following: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
VAT receivables	€ 174	€ 111
Tax receivables	645	23
Other prepaid expenses and current assets	609	354
Total prepaid expenses and current assets	€ 1,428	€ 488

Note 7 - Property, Manufacturing Facility and Equipment (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment, Owned, Accumulated Depreciation	€ 276	€ 230	€ 184
Lab Equipment [Member]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	€ 460	€ 460	€ 460

Note 7 - Property, Manufacturing Facility and Equipment (Detail) - Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Comp (EUR €)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Depreciation	€ 276	€ 230	€ 184
Net Book Value	7,449	8,508
Land and Building [Member]
Cost	2,686	2,643
Accumulated Depreciation	1,559	1,480
Net Book Value	1,127	1,163
Other Capitalized Property Plant and Equipment [Member]
Cost	15,553	15,464
Accumulated Depreciation	11,352	10,392
Net Book Value	4,201	5,072
Industrial Equipment [Member]
Cost	1,765	1,739
Accumulated Depreciation	1,248	1,134
Net Book Value	517	605
Furniture and Fixtures [Member]
Cost	883	830
Accumulated Depreciation	571	513
Net Book Value	312	317
Leasehold Improvements [Member]
Cost	1,310	1,126
Accumulated Depreciation	553	379
Net Book Value	757	747
Internally Developed Software [Member]
Cost	750	708
Accumulated Depreciation	300	249
Net Book Value	450	459
Construction in Progress [Member]
Cost	85	145
Accumulated Depreciation	0	0
Net Book Value	85	145
Total [Member]
Cost	23,032	22,655
Accumulated Depreciation	15,583	14,147
Net Book Value	€ 7,449	€ 8,508

Note 8 - Fair Value Measurement (Detail) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	€ 12,485	€ 9,990
Fair Value, Inputs, Level 1 [Member] | Total [Member]
Cash and cash equivalents	12,485	9,990
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	12,485	9,990
Total [Member]
Cash and cash equivalents	€ 12,485	€ 9,990

Note 9 - Accrued Expenses and Other Current Liabilities (Detail) - Accrued expenses and other current liabilities consist of the following: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued compensation and employee benefits	€ 1,176	€ 642
Due to social security	326	282
Withholding tax due	162	118
Other payables	64	89
Total	€ 1,728	€ 1,131

Note 10 - Income Tax Payables And Deferred Revenues (Detail) (Italian Tax Authority [Member])	12 Months Ended
Dec. 31, 2012
Italian Tax Authority [Member]
Percentage of Net Operating Losses Offset Taxable Income	80.00%

Note 10 - Income Tax Payables And Deferred Revenues (Detail) - Income tax payables and deferred revenues: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Payables	€ 11	€ 579
Deferred Revenues	163	494
Total	€ 174	€ 1,073

Note 11 - Credit Facilities and Long-Term Debt (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Equipment Loan	€ 62
Net Shareholders' Equity	€ 5,000

Note 11 - Credit Facilities and Long-Term Debt (Detail) - Long term debt, net of current maturities consists of: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2012	Dec. 31, 2011
	€ 1,135	€ 1,544	€ 2,049
		(409)	(504)
		1,135	1,545
Loan A [Member]
Loans		1,320	1,560
Loan B [Member]
Loans		62	188
Loan C [Member]
Loans		84	137
Loan D [Member]
Loans			37
Loan E [Member]
Loans		39	64
Loan F [Member]
Loans		39	63
Current Maturities [Member]
		(409)	(504)
Total Long Term Debt [Member]
		€ 1,135	€ 1,545

Note 11 - Credit Facilities and Long-Term Debt (Detail) - Long term debt, net of current maturities consists of: (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Loan A [Member]
Interest Rate	1.32%	2.62%
Loan B [Member]
Interest Rate	1.39%	2.56%
Loan C [Member]
Interest Rate	1.11%	2.02%
Loan D [Member]
Interest Rate	1.00%	1.00%
Loan E [Member]
Interest Rate	1.19%	2.36%
Loan F [Member]
Interest Rate	0.99%	2.16%

Note 11 - Credit Facilities and Long-Term Debt (Detail) - The maturities of long-term debt are as follows: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
2014				€ 295
2015			240
2016		240
2017	240
Thereafter	120
Total	€ 1,135				€ 1,544	€ 2,049

Note 12 - Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Gentium GmbH [Member] USD ($)
Operating Loss Carryforwards	€ 53,484
Net Operating Losses Offset Taxable Income Percentage	80.00%	80.00%
Deferred Tax Assets, Operating Loss Carryforwards, Foreign (in Dollars)			4,303
Net Operating Loss Carryforward Term	7 years
Valuation Allowance, Deferred Tax Asset, Change in Amount	€ 1,205	€ 1,252

Note 12 - Income Taxes (Detail) - The Company's components of income before provision for income taxes are as follows: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	€ 3,969	€ 4,655	€ 4,474
Foreign	(3,169)	(1,134)
	€ 800	€ 3,521	€ 4,474

Note 12 - Income Taxes (Detail) - The components of the provision for income taxes are as follows: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	€ 15	€ 677	€ 317
Foreign	11	134	80
Total Current Provision	26	811	397
Domestic
Foreign
Total Deferred Provision
Total Tax Provision	€ 26	€ 811	€ 397

Note 12 - Income Taxes (Detail) - Reconciliation of income tax computed at the Italian statutory tax rate to the Company’s tax expense/(benefit): (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Before Tax at statutory rate (in Euro)	€ 220	€ 968	€ 1,230
Profit Before Tax at statutory rate	27.50%	27.50%	27.50%
Total (in Euro)	26	811	397
Effect On Swiss Tax Loss Rate [Member]
Effect on Swiss tax rate (in Euro)	383	140
Effect on Swiss tax rate	47.90%	5.20%
Swiss Minimum Tax [Member]
Swiss minimum tax (in Euro)	11	134	81
Swiss minimum tax	1.40%	3.80%	1.80%
Total [Member]
Total (in Euro)	26	811	397
Total	3.20%	23.00%	8.90%
Movement in Valuation Allowance [Member]
Movement in valuation allowance (in Euro)	(1,205)	(1,252)	(2,782)
Movement in valuation allowance	(150.60%)	(35.60%)	(62.20%)
Expired NOLs [Member]
Expired NOLs (in Euro)			673
Expired NOLs			15.10%
Other1 [Member]
Other (in Euro)			367
Other			8.20%
Italian Regional Tax [Member]
Italian Regional tax - IRAP (in Euro)	107	380	317
Italian Regional tax - IRAP	13.40%	10.80%	7.10%
Stock Options [Member]
Stock options (in Euro)	527	458	420
Stock options	65.90%	13.00%	9.40%
Permanent Differences from Tax Calculation [Member]
Permanent differences from Tax Calculation (in Euro)	(23)	(17)	91
Permanent differences from Tax Calculation	(2.90%)	(1.70%)	2.00%
True-Up Previous Years In DTA Calculation [Member]
True-up previous years in DTA calculation (in Euro)	€ 6
True-up previous years in DTA calculation	0.70%

Note 12 - Income Taxes (Detail) - Significant components of deferred tax assets are as follows: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses	€ 14,183	€ 13,973
Property, manufacturing facility and equipment	344	380
Write down of intangible assets	1,086	1,181
Allowance on doubtful accounts	15	162
Inventory write-off	192	277
Other	22	31
Total deferred tax assets	21,162	22,367
Deferred tax liabilities:
Net deferred tax assets	21,162	22,367
Valuation Allowance	(21,162)	(22,367)
Capitalization of R&D Costs [Member]
Deferred tax assets:
Capitalization of R&D costs	€ 5,320	€ 6,363

Note 13 - Shareholders' Equity (Detail) (EUR €)	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 09, 2011	Jun. 30, 2009	Apr. 28, 2006	May 09, 2011 Increase of Capital [Member]	May 09, 2011 2007 Stock Option Plan [Member]
Common Stock, Shares, Issued	15,038,483	14,969,150
Common Stock, Shares Authorized	19,656,317	19,656,317
Common Stock Par Value Incease In Capital (in Euro)				€ 100,000,000	€ 90,000,000
Stock Issued During Period, Shares, New Issues	4,549,435
Cash, Period Increase (Decrease) (in Euro)						€ 2,200,000
Common Stock, Capital Shares Reserved for Future Issuance			2,200,000				3,200,000

Note 13 - Shareholders' Equity (Detail) - Summary of authorized capital:	Dec. 31, 2012	Dec. 31, 2011
Issued and outstanding	15,038,483	14,969,150
Reserved for stock option plans	4,617,834	4,687,167
	19,656,317	19,656,317

Note 14 - Equity Incentive Plans (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009	Dec. 31, 2012 Amended and Restated 2004 Equity Incentive Plan [Member]	Dec. 31, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	Dec. 31, 2011 Amended 2007 Stock Option Plan [Member] EUR (€)	Dec. 31, 2010 Amended 2007 Stock Option Plan [Member] EUR (€)	Apr. 27, 2007 Amended 2007 Stock Option Plan [Member]
Number of Option Plans								2	2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,500,000				3,200,000
Option Share Price As a Percentage of The Fair Market Value								100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								10 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,261,217	2,261,217	2,198,075	2,198,075	2,023,641	2,023,641	1,597,030	1,116,379	1,144,838
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,356,617	2,356,617	2,489,092	2,489,092	476,359	476,359	672,822	360,455	1,996,162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									10 years
Share-based Compensation (in Euro)		€ 1,916		€ 1,666		€ 1,523			€ 1,916	€ 1,666	€ 1,523
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 5.64		$ 5.81		$ 3.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	98,358	98,358	482,865	482,865	1,213,537	1,213,537			0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Euro)									1,441
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition									36 months
Proceeds from Stock Options Exercised (in Euro)		277		77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value (in Dollars)	318				14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)	7,467		3,503		3,031
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	10,368
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	$ 8,891

Note 14 - Equity Incentive Plans (Detail) - The following table lists the balances available under the Plans:	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of option granted since inception	161,500	657,300	1,410,000
Number of options exercised	(69,333)	(12,833)
Number of shares available for grant and available for future grant	2,356,617	2,489,092	476,359	672,822
Amended and Restated Nonstatutory Plan and Agreement [Member]
Number of shares authorized	60,000
Number of option granted since inception	60,000
Number of options exercised	60,000
Amended And Restated 2004 Stock Option Plan [Member]
Number of shares authorized	1,500,000
Number of option granted since inception	2,508,400
Number of options exercised	23,166
Number of options cancelled/expired	1,365,855
Number of shares available for grant and available for future grant	360,455
2007 Stock Option Plan [Member]
Number of shares authorized	3,200,000
Number of option granted since inception	1,547,578
Number of options exercised	59,000
Number of options cancelled/expired	346,740
Number of shares available for grant and available for future grant	1,996,162

Note 14 - Equity Incentive Plans (Detail) - Stock-based compensation cost is measured at the grant date on the basis of fair value of the award (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods Sold [Member]
Allocated Stock Based Compensation	€ 46	€ 39	€ 66
Research and Development Expense [Member]
Allocated Stock Based Compensation	120	157	237
General and Administrative Expense [Member]
Allocated Stock Based Compensation	1,377	1,354	1,220
Selling and Marketing Expense [Member]
Allocated Stock Based Compensation	373	116
Total [Member]
Allocated Stock Based Compensation	€ 1,916	€ 1,666	€ 1,523

Note 14 - Equity Incentive Plans (Detail) - There were no options granted to officers, employees, directors and consultants in the year ended De	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk free interest rate	210.00%	3.19%	2.49%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	93.55%	92.82%	92.59%
Expected term (in years)	5 years 259 days	5 years 160 days	5 years 281 days

Note 14 - Equity Incentive Plans (Detail) - A summary of the Company’s stock option activity based on the exchange rate in effect at the grant d	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum [Member] EUR (€)	Dec. 31, 2011 Minimum [Member] EUR (€)	Dec. 31, 2010 Minimum [Member] EUR (€)	Dec. 31, 2009 Minimum [Member] EUR (€)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)
Shares Available for Grant	2,356,617	2,489,092	476,359	672,822
Shares	2,261,217	2,198,075	2,023,641	1,597,030
Weighted Average Exercise Price - Min (in Euro per share)					€ 4.7	€ 4.53	€ 4.83	€ 8.96	$ 6.82	$ 6.61	$ 6.7	$ 12.12
Weighted Average Exercise Price - Max (in Dollars per share)					€ 4.7	€ 4.53	€ 4.83	€ 8.96	$ 6.82	$ 6.61	$ 6.7	$ 12.12
Available under revised stock option plan		2,200,000
Shares Available for Grant	(161,500)	(657,300)	(1,410,000)
Shares	161,500	657,300	1,410,000
Weighted Average Exercise Price - Min (in Euro per share)					€ 6.9	€ 5.81	€ 3.68		$ 9.02	$ 8.54	$ 4.82
Weighted Average Exercise Price - Max (in Dollars per share)					€ 6.9	€ 5.81	€ 3.68		$ 9.02	$ 8.54	$ 4.82
Shares Available for Grant	(69,333)	(12,833)
Shares	(69,333)	(12,833)
Weighted Average Exercise Price - Min (in Euro per share)					€ 4.48	€ 6.65			$ 5.3	$ 7.97
Weighted Average Exercise Price - Max (in Dollars per share)					€ 4.48	€ 6.65			$ 5.3	$ 7.97
Shares Available for Grant	98,358	482,865	1,213,537
Shares	(29,025)	(470,033)	(983,389)
Weighted Average Exercise Price - Min (in Euro per share)					€ 4.77	€ 7.57	€ 9.89		$ 6.5	$ 9.66	$ 12.8
Weighted Average Exercise Price - Max (in Dollars per share)					€ 4.77	€ 7.57	€ 9.89		$ 6.5	$ 9.66	$ 12.8

Note 14 - Equity Incentive Plans (Detail) - The following table summarizes outstanding and exercisable options: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Exercise Price $4.57 - $5.00 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $4.57 - $5.00 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $4.57 - $5.00 [Member]	Dec. 31, 2012 Exercise Price $5.49 - $6.00 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $5.49 - $6.00 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $5.49 - $6.00 [Member]	Dec. 31, 2012 Exercise Price $6.06 - $7.08 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $6.06 - $7.08 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $6.06 - $7.08 [Member]	Dec. 31, 2012 Exercise Price $8.47 - $8.85 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $8.47 - $8.85 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $8.47 - $8.85 [Member]	Dec. 31, 2012 Exercise Price $9.00 - $9.20 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $9.00 - $9.20 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $9.00 - $9.20 [Member]	Dec. 31, 2012 Exercise Price $9.26 - $9.30 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $9.26 - $9.30 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $9.26 - $9.30 [Member]	Dec. 31, 2012 Exercise Price $9.91 - $13.98 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $9.91 - $13.98 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $9.91 - $13.98 [Member]	Dec. 31, 2012 Exercise Price $14.80 - $16.52 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $14.80 - $16.52 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $14.80 - $16.52 [Member]	Dec. 31, 2012 Exercise Price $18.95 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $18.95 [Member]	Dec. 31, 2012 Total [Member]
Exercise Price - Minimum					$ 4.57			$ 5.49			$ 6.06			$ 8.47			$ 9			$ 9.26			$ 9.91			$ 14.8			$ 18.95
Exercise Price - Maximum						$ 5			$ 6			$ 7.08			$ 8.85			$ 9.2			$ 9.3			$ 13.98			$ 16.52
Number Outstanding (in Shares)	2,261,217	2,198,075	2,023,641	1,597,030			1,136,984			105,000			108,830			117,941			232,000			403,354			74,108			59,000		24,000	2,261,217
Weighted- Average Years Remaining on Contractual Life					6 years 127 days	7 years 120 days		7 years 335 days	8 years 317 days		8 years 313 days	2 years 299 days		9 years 83 days	8 years 208 days		2 years 6 months	9 years 58 days		8 years 58 days	9 years 131 days		8 years 127 days	5 years		4 years 350 days	4 years 310 days		4 years 83 days
Weighted- Average Years Remaining on Contractual Life					6 years 127 days	7 years 120 days		7 years 335 days	8 years 317 days		8 years 313 days	2 years 299 days		9 years 83 days	8 years 208 days		2 years 6 months	9 years 58 days		8 years 58 days	9 years 131 days		8 years 127 days	5 years		4 years 350 days	4 years 310 days		4 years 83 days
Number Exercisable (in Shares)							1,062,444			63,333			61,125			45,050			217,556			271,217			74,108			59,000		24,000	1,877,833
Exercise Price - Minimum					$ 4.57	$ 5		$ 5.49	$ 6		$ 6.06	$ 7.08		$ 8.47	$ 8.85		$ 9	$ 9.2		$ 9.26	$ 9.3		$ 9.91	$ 13.98		$ 14.8	$ 16.52		$ 18.95
Exercise Price - Maximum					$ 4.57	$ 5		$ 5.49	$ 6		$ 6.06	$ 7.08		$ 8.47	$ 8.85		$ 9	$ 9.2		$ 9.26	$ 9.3		$ 9.91	$ 13.98		$ 14.8	$ 16.52		$ 18.95

Note 15 - Net Loss Per Share (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	236,296	644,146	1,508,683

Note 15 - Net Loss Per Share (Detail) - The computation for basic and diluted EPS was as follows (in thousands): (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income for basic and diluted EPS (in Euro)	€ 774	€ 2,710	€ 4,077
Weighted-average shares for basic EPS	15,014,411	14,964,021	14,956,317
Effect of dilutive securities	625,479	376,839
Weighted-average shares for diluted EPS	15,639,890	15,340,859	14,956,317
Basic EPS (in Euro per share)	€ 0.05	€ 0.18	€ 0.27
Diluted EPS (in Euro per share)	€ 0.05	€ 0.18	€ 0.27

Note 16 - Commitments and Contingencies (Detail) (EUR €) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 07, 2007	Dec. 31, 2012
Capital Leased Assets Payments Frequency	60 months
Other Commitment		€ 7,060
Lab Equipment [Member]
Capital Lease Term	5 years
Capital Lease Obligations, Noncurrent	218
Capital Lease Installments	4
Laboratory Equipment [Member]
Capital Lease Term	5 years
Capital Lease Obligations, Noncurrent	110
Capital Lease Installments	2
Capital Leased Assets Payments Frequency	60 months

Note 16 - Commitments and Contingencies (Detail) - Future non-cancellable minimum lease payments under operating and capital leases: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2013					€ 349
2014				222
2015			185
2016		185
2017	185
Total	€ 1,126

Note 17 - Information Regarding Geographical Area and Major Customers (Detail) - Total product sales by geographic territory: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Year ended December 31, (in Euro)	€ 27,630	€ 21,734	€ 19,715
Percentage	100.00%	100.00%	100.00%
UK [Member]
Year ended December 31, (in Euro)	13,290	12,155	10,745
Percentage	48.00%	56.00%	55.00%
Korea [Member]
Year ended December 31, (in Euro)	3,455	3,402	4,521
Percentage	12.00%	16.00%	23.00%
Turkey [Member]
Year ended December 31, (in Euro)	2,671	917
Percentage	10.00%	4.00%
US [Member]
Year ended December 31, (in Euro)	2,226	2,622	2,417
Percentage	8.00%	12.00%	12.00%
Spain [Member]
Year ended December 31, (in Euro)	2,054	1,137	949
Percentage	7.00%	5.00%	5.00%
Australia [Member]
Year ended December 31, (in Euro)	1,344	840
Percentage	5.00%	4.00%
Italy [Member]
Year ended December 31, (in Euro)	769	599	1,083
Percentage	3.00%	3.00%	5.00%
Israel [Member]
Year ended December 31, (in Euro)	152	62
Percentage	1.00%	0.00%
Other Location [Member]
Year ended December 31, (in Euro)	€ 1,669
Percentage	6.00%

Note 17 - Information Regarding Geographical Area and Major Customers (Detail) - Total product sales by customer: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Year ended December 31, (in Euro)	€ 27,630	€ 21,734	€ 19,715
Percentage	100.00%	100.00%	100.00%
Customer a [Member]
Year ended December 31, (in Euro)	471	599	1,083
Percentage	2.00%	3.00%	5.00%
Customer b [Member]
Year ended December 31, (in Euro)	3,154	3,112	4,501
Percentage	11.00%	14.00%	23.00%
Customer c [Member]
Year ended December 31, (in Euro)	2,671	917
Percentage	10.00%	4.00%
Customer d [Member]
Year ended December 31, (in Euro)	923	1,137	949
Percentage	3.00%	5.00%	5.00%
Customer e [Member]
Year ended December 31, (in Euro)	13,062	12,099	10,745
Percentage	47.00%	56.00%	55.00%
Customer f [Member]
Year ended December 31, (in Euro)	2,226	2,622	2,417
Percentage	8.00%	12.00%	12.00%
Customer g [Member]
Year ended December 31, (in Euro)	152	63
Percentage	1.00%	0.00%
Customer h [Member]
Year ended December 31, (in Euro)	301	289	20
Percentage	1.00%	2.00%	0.00%
Other Customers [Member]
Year ended December 31, (in Euro)	€ 4,670	€ 896
Percentage	17.00%	4.00%